Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 11, 2016

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) File Nos.: 333-86348 and 811- 21079

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing the Hatteras Managed Futures Strategies Portfolio, a series of Underlying Funds Trust, into the Hatteras Managed Futures Strategies Fund (the “Fund”), a series of Hatteras Alternative Mutual Funds Trust.

Because the Reorganization is being contemplated in accordance with Rule 17a-8(a)(3) under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the reorganization. However, this Form N-14 will be mailed to shareholders of the Fund to seek approval of certain changes to the Fund’s management fee and its use of the manager-of-managers structure in connection with the reorganization.

It is anticipated that this Registration Statement will become effective on April 10, 2016, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust